Equity - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD CAD / shares in Units, shares in Thousands, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Basic and diluted earnings per share [abstract]
Net basic and diluted profit attributable to shareholders of the company	CAD 2,509	CAD 1,040
Weighted average shares outstanding	577,482	576,391
Dilutive effect of share options	8,910	6,496
Weighted average diluted shares outstanding	586,392	582,887
Basic earnings per share	CAD 4.34	CAD 1.80
Diluted earnings per share	CAD 4.28	CAD 1.78